Line of Credit and Notes Payable - Extension Note (Extension Financing) and Bifurcated Derivative (Details) - USD ($)		6 Months Ended
	May 05, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 24, 2024	Mar. 28, 2024	Dec. 31, 2023
Line of Credit and Notes Payable
Principal balance of promissory note					$ 224,000
Exercise price of warrants (in dollars per share)		$ 11.50		$ 11.50
Repayments of notes payable		$ 365,750
Outstanding balance, promissory note		2,428,880				$ 220,000
Amortized debt discount		$ 7,000	$ 74,568
Extension Warrants
Line of Credit and Notes Payable
Exercise price of warrants (in dollars per share)		$ 11.50
Extension Note
Line of Credit and Notes Payable
Original issue discount (in percentage)	16.67%
Principal balance of promissory note	$ 300,000
Debt instrument interest rate (in percentage)	10.00%
Fair value of the embedded derivative at issuance				$ 33,000
Amount allocated to the principal balance of the note				335,750
Accrued interest				30,000
Repayments of notes payable		$ 365,750
Change in fair value on embedded derivative		$ 33,000
Outstanding balance, promissory note				$ 365,750
Extension Note | Extension Warrants
Line of Credit and Notes Payable
Exercise period	5 years
Warrants to purchase common stock (in shares)	26,086
Exercise price of warrants (in dollars per share)	$ 11.50
Number of shares issued	7,000